Subsequent event	9 Months Ended
Sep. 30, 2019
Subsequent event
Subsequent event

19.Subsequent event

On October 15, 2019, the Company set up EMV Automotive Technology (Chongqing) Inc. (the Subsidiary), a wholly foreign owned entity formulated in accordance with the Company Law of the People’s Republic of China. The Company is the sole shareholder of the Subsidiary, the total investment is US$ 600,000, and the Company commitment is to contribute US$ 500,000 by December 31, 2021 as registered capital of the Subsidiary.

On October 15, 2019, we received US$16,656 from investors for the exercise of stock options for $0.30, and issued 56,250 common shares of the Company.

On October 15, 2019, we received $15,400 from an employee for the exercise of stock options for $0.80 to $2.00, and  issued 14,567 common shares of the Company.